Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Assets
Securities held-to-maturity, fair value	$ 42,291,000	$ 30,289,000
Shareholder's Equity
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	25	25
Preferred stock, shares outstanding (in shares)	25	25
Preferred stock liquidation value	$ 100,000	$ 100,000
Common stock par value (in dollars per share)	$ 2.50	$ 2.50
Common stock, shares authorized (in shares)	10,000,000	10,000,000
Common stock, shares issued (in shares)	5,023,026	4,938,262
Common stock, shares issued after fiscal year end (in shares)	19,182	24,324
Treasury stock (in shares)	210,101	210,101